REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Schedule of revenue by type

For the years ended December 31	2022	2021
Gold sales
Spot market sales	$9,597	$10,491
Concentrate sales	326	246
Provisional pricing adjustments	(3)	1
	$9,920	$10,738
Copper sales
Copper concentrate sales	$906	$915
Provisional pricing adjustments	(38)	47
	$868	$962
Other sales[1]	$225	$285
Total	$11,013	$11,985
[1]Revenues from the sale of by-products from our gold and copper mines.

Schedule of provisional metal sales

	Volumes subject to final pricing Copper (millions) Gold (000s)		Impact on net income before taxation of 10% movement in market price
As at December 31	2022	2021	2022	2021
Copper pounds	60	45	$23	$20
Gold ounces	42	41	8	8